Sales and marketing	12 Months Ended
Mar. 31, 2015
Other Income And Expenses [Abstract]
Other Income And Other Expense Disclosure [Text Block]
14.	Sales and marketing
  Sales and marketing expense includes advertising cost of US$92,135, US$313,336 and US$1,579,550 for the fiscal years ended March 31, 2013, 2014 and 2015 respectively.